PRINCIPAL ACCOUNTING POLICIES (Details 11) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.66%	0.69%	0.71%
Risk-free interest rate, maximum (as a percent)	1.75%	0.87%	1.05%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	49.00%
Volatility, maximum (as a percent)	52.00%
Volatility (as a percent)		56.00%	56.00%
Fair value of options at grant date per share	$ 78.10	$ 38.40	$ 38.01
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 74.98	$ 37.96	$ 33.44
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 109.57	$ 39.69	$ 42.18